Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—48.6%
		U.S. Treasury Inflation-Protected Notes—1.8%
$ 6,691,300		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	$ 6,600,863
5,102,550		U.S. Treasury Inflation-Protected Notes, 1.125%, 10/15/2030	5,028,529
		TOTAL	11,629,392
		U.S. Treasury Notes—46.8%
24,000,000		United States Treasury Note, 3.500%, 1/31/2028	23,811,562
10,000,000		United States Treasury Note, 3.500%, 3/15/2029	9,858,726
10,000,000		United States Treasury Note, 3.625%, 8/15/2028	9,917,969
7,000,000		United States Treasury Note, 3.625%, 8/31/2030	6,865,481
8,000,000		United States Treasury Note, 3.625%, 9/30/2030	7,844,610
24,500,000		United States Treasury Note, 3.750%, 4/15/2028	24,390,899
30,000,000	[1]	United States Treasury Note, 3.750%, 12/31/2028	29,786,973
6,000,000		United States Treasury Note, 3.875%, 6/15/2028	5,984,531
10,000,000		United States Treasury Note, 3.875%, 3/31/2031	9,887,458
10,000,000		United States Treasury Note, 4.000%, 6/30/2028	9,998,438
5,000,000		United States Treasury Note, 4.000%, 7/31/2029	4,990,254
32,500,000		United States Treasury Note, 4.000%, 2/28/2030	32,389,152
53,500,000		United States Treasury Note, 4.000%, 3/31/2030	53,317,672
32,000,000		United States Treasury Note, 4.125%, 9/30/2027	32,072,499
6,500,000		United States Treasury Note, 4.125%, 10/31/2029	6,508,626
7,500,000		United States Treasury Note, 4.250%, 1/31/2030	7,538,327
20,000,000		United States Treasury Note, 4.375%, 8/31/2028	20,148,438
		TOTAL	295,311,615
		TOTAL U.S. TREASURIES (IDENTIFIED COST $307,934,453)	306,941,007
		CORPORATE BONDS—30.2%
		Basic Industry - Metals & Mining—0.5%
1,175,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	1,176,789
2,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 4.000%, 12/15/2028	1,976,921
		TOTAL	3,153,710
		Capital Goods - Aerospace & Defense—1.2%
1,500,000		Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	1,569,488
935,000		General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	929,550
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,797,477
810,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	798,207
1,250,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	1,234,176
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.647% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,238
		TOTAL	7,365,136
		Capital Goods - Diversified Manufacturing—1.0%
2,350,000		Eaton Corp., Sr. Unsecd. Note, 4.200%, 3/6/2031	2,313,598
1,270,000		GE Vernova, Inc., Sr. Unsecd. Note, 4.250%, 2/4/2031	1,253,944
2,500,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	2,550,911
		TOTAL	6,118,453
		Capital Goods - Environmental—0.2%
1,075,000		Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	1,085,634

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—1.1%
$ 1,485,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	$ 1,502,543
1,435,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	1,416,866
1,750,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2031	1,744,228
2,500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	2,505,126
	TOTAL	7,168,763
	Communications - Telecom Wireless—0.8%
2,000,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.250%, 1/13/2031	1,961,294
2,500,000	T-Mobile USA, Inc., 2.550%, 2/15/2031	2,275,897
1,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	973,266
	TOTAL	5,210,457
	Communications - Telecom Wirelines—1.3%
2,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.400%, 4/30/2031	2,223,732
690,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	686,600
5,100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	5,055,755
	TOTAL	7,966,087
	Consumer Cyclical - Automotive—1.2%
2,510,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,481,597
845,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	832,932
2,500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	2,512,704
2,000,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	2,004,277
	TOTAL	7,831,510
	Consumer Cyclical - Leisure—0.4%
2,250,000	Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	2,250,630
	Consumer Cyclical - Services—0.4%
1,730,000	Sodexo, Inc., Sr. Unsecd. Note, 144A, 5.150%, 8/15/2030	1,747,909
545,000	Uber Technologies, Inc., Sr. Secd. Note, 4.150%, 1/15/2031	533,434
	TOTAL	2,281,343
	Consumer Non-Cyclical - Food/Beverage—0.6%
2,100,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	2,118,666
1,885,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,898,913
	TOTAL	4,017,579
	Consumer Non-Cyclical - Health Care—1.3%
1,230,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	1,223,260
2,750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	2,774,470
1,040,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,052,227
2,000,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	2,035,836
615,000	HCA, Inc., Sr. Unsecd. Note, 4.300%, 11/15/2030	602,915
524,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	534,507
	TOTAL	8,223,215
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
3,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,291,556
2,500,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,507,707
	TOTAL	5,799,263
	Consumer Non-Cyclical - Products—0.2%
1,360,000	Clorox Co., Sr. Unsecd. Note, 4.700%, 5/15/2031	1,352,225
	Consumer Non-Cyclical - Tobacco—0.5%
1,250,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,293,472
2,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,023,894
	TOTAL	3,317,366

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.2%
$ 1,000,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	$ 970,100
	Energy - Integrated—0.5%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,007,763
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.650%, 3/20/2031	1,984,571
	TOTAL	2,992,334
	Energy - Midstream—2.0%
2,070,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,128,983
2,000,000	Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	1,986,790
910,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	925,781
2,000,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.050%, 10/15/2031	2,001,017
2,000,000	Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,999,147
1,250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,300,868
2,490,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	2,514,223
	TOTAL	12,856,809
	Financial Institution - Banking—6.9%
1,290,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,341,153
730,000	American Express Co., Sr. Unsecd. Note, 4.456%, 2/10/2032	721,329
910,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	930,353
2,500,000	Bank of America Corp., Sr. Unsecd. Note, 4.695%, 4/23/2032	2,485,412
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	1,851,471
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,536,422
1,530,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,576,960
570,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	590,287
2,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,050,246
1,130,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.148%, 1/21/2029	1,122,343
1,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	1,618,463
1,665,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.255%, 10/22/2031	1,633,361
735,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	746,647
1,275,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,354,385
2,435,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	2,425,048
3,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	3,012,491
1,000,000	Morgan Stanley, 4.654%, 10/18/2030	996,634
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	1,538,153
1,235,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	1,241,490
1,195,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,226,819
2,000,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.899%, 5/13/2031	2,016,238
1,805,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,846,838
1,650,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	1,631,459
1,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	1,500,569
2,000,000	U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,049,303
1,165,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.182%, 1/23/2030	1,153,255
2,275,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	2,309,341
	TOTAL	43,506,470
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,460,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,494,612
	Financial Institution - Finance Companies—0.8%
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,653,524
790,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.375%, 11/15/2030	776,222
765,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	763,739

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 2,000,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	$ 1,982,386
		TOTAL	5,175,871
		Financial Institution - Insurance - Health—0.2%
1,400,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,327,863
		Financial Institution - Insurance - Life—0.9%
3,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,055,301
2,500,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	2,524,459
		TOTAL	5,579,760
		Financial Institution - Insurance - P&C—0.5%
3,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	3,049,082
		Financial Institution - REIT - Apartment—0.3%
2,250,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	2,231,895
		Technology—3.1%
1,000,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	989,933
2,500,000		Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	2,485,190
2,520,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	2,498,222
2,500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.950%, 2/26/2031	2,553,008
895,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	888,651
1,850,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	1,835,268
1,515,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,491,138
575,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	570,696
1,315,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,328,805
2,000,000		Oracle Corp., Sr. Unsecd. Note, 4.950%, 2/4/2031	1,967,141
2,250,000		Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	2,253,029
535,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	535,000
		TOTAL	19,396,081
		Transportation - Services—0.5%
1,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,034,474
1,800,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,829,285
		TOTAL	2,863,759
		Utility - Electric—2.3%
430,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	437,835
1,860,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	1,840,028
860,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	868,752
1,005,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,026,606
1,270,000		Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	1,264,946
1,135,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	1,117,712
5,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,957,098
2,305,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,337,528
705,000	[3]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	695,682
		TOTAL	14,546,187
		Utility - Other—0.2%
1,135,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,158,926
		TOTAL CORPORATE BONDS (IDENTIFIED COST $189,531,446)	190,291,120
		ASSET-BACKED SECURITIES—6.7%
		Auto Receivables—4.8%
1,665,673		Bank of America Auto Trust 2023-2, Class A3, 5.740%, 6/15/2028	1,675,416
2,496,954		BMW Vehicle Owner Trust 2024-A, Class A3, 5.180%, 2/26/2029	2,513,924
1,381,192		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	1,391,477

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,632,473		Enterprise Fleet Financing LLC 2024-2, Class A3, 5.610%, 4/20/2028	$ 2,656,488
2,500,000		Enterprise Fleet Financing LLC 2025-4, Class A3, 4.110%, 12/20/2029	2,481,107
1,700,000		Enterprise Fleet Financing LLC 2026-1, Class A3, 4.120%, 3/20/2030	1,685,395
406,040		Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	407,020
1,037,477		Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	1,044,681
2,750,000		Honda Auto Receivables Owner Trust 2025-1, Class A3, 4.570%, 9/21/2029	2,763,244
2,000,000		Honda Auto Receivables Owner Trust 2026-1, Class A3, 3.780%, 9/23/2030	1,979,468
1,600,000		Hyundai Auto Lease Securitization Trust 2024 - C, Class A3, 4.620%, 4/17/2028	1,603,784
1,898,136		Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	1,906,886
962,939		Mercedes-Benz Auto Lease Trust 2024-B, Class A3, 4.230%, 2/15/2028	963,841
1,140,902		Porsche Innovative Lease Owner Trust 2024-2A, Class A3, 4.350%, 10/20/2027	1,142,348
3,217,397		Toyota Auto Receivables Owner Trust 2024-B, Class A3, 5.330%, 1/16/2029	3,245,002
1,000,000		World Omni Automobile Receivables Trust 2025-D, Class A3, 3.950%, 3/17/2031	995,197
1,500,000		World Omni Automobile Receivables Trust 2026-A, Class A3, 3.860%, 5/15/2031	1,485,856
		TOTAL	29,941,134
		Equipment Lease—1.3%
1,950,361		CNH Equipment Trust 2024-A, Class A3, 4.770%, 6/15/2029	1,961,150
1,290,000		DLLMT LLC 2026, Class A3, 4.200%, 12/20/2029	1,285,042
617,820		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	619,812
62,140		MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	62,050
1,942,048		MMAF Equipment Finance LLC 2023-A, Class A3, 5.540%, 12/13/2029	1,963,483
1,250,000		MMAF Equipment Finance LLC 2025-B, Class A3, 4.130%, 10/13/2032	1,239,153
1,300,000		Volvo Financial Equipment LLC 2025-2A, Class A3, 3.990%, 12/17/2029	1,293,474
		TOTAL	8,424,164
		Other—0.5%
3,400,000		Verizon Master Trust 2025-7, Class A1A, 3.960%, 8/20/2031	3,379,654
		Student Loans—0.1%
449,058		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	420,789
448,148		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	423,047
		TOTAL	843,836
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $42,593,702)	42,588,788
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
473,006		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	453,328
266,762		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	248,433
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $771,988)	701,761
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Commercial Mortgage—0.1%
633,105		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052 (IDENTIFIED COST $652,095)	609,451
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
8,430	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 4.357% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $8,445)	8,442
		INVESTMENT COMPANIES—14.3%
201,856		Bank Loan Core Fund	1,697,608
1,805,096		Emerging Markets Core Fund	16,444,421
13,889,476		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[4]	13,889,476
1,063,419		Mortgage Core Fund	8,922,090

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
5,493,183	Project and Trade Finance Core Fund	$ 49,163,988
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $88,508,720)	90,117,583
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $630,000,849)	631,258,152
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(122,638)
	NET ASSETS—100%	$631,135,514
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	211	$43,584,688	September 2026	$36,012
United States Treasury Notes 5-Year Long Futures	190	$20,370,078	September 2026	$43,335
Short Futures:
United States Treasury Notes 10-Year Short Futures	25	$2,745,703	September 2026	$(5,139)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$74,208
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Affiliates	Value as of 8/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2026	Shares Held as of 5/31/2026	Dividend Income
Bank Loan Core Fund	$1,649,714	$83,127	$—	$(35,233)	$—	$1,697,608	201,856	$83,127
Emerging Markets Core Fund	$2,477,208	$13,968,911	$—	$(1,698)	$—	$16,444,421	1,805,096	$468,910
Federated Hermes Government Obligations Fund, Premier Shares*	$7,589,113	$123,464,988	$(117,164,625)	$—	$—	$13,889,476	13,889,476	$274,926
Mortgage Core Fund	$8,576,255	$328,428	$—	$17,407	$—	$8,922,090	1,063,419	$328,428
Project and Trade Finance Core Fund	$46,595,877	$2,406,366	$—	$161,745	$—	$49,163,988	5,493,183	$2,406,367
TOTAL OF AFFILIATED TRANSACTIONS	$66,888,167	$140,251,820	$(117,164,625)	$142,221	$—	$90,117,583	22,453,030	$3,561,758

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, this restricted security amounted to $695,682, which represented 0.1% of net assets.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$306,941,007	$—	$306,941,007
Corporate Bonds	—	190,291,120	—	190,291,120
Asset-Backed Securities	—	42,588,788	—	42,588,788
Mortgage-Backed Securities	—	701,761	—	701,761
Commercial Mortgage-Backed Security	—	609,451	—	609,451
Collateralized Mortgage Obligation	—	8,442	—	8,442
Investment Companies	40,953,595	—	—	40,953,595
Other Investments[1]	—	—	—	49,163,988
TOTAL SECURITIES	$40,953,595	$541,140,569	$—	$631,258,152
Other Financial Instruments:[2]
Assets	$79,347	$—	$—	$79,347
Liabilities	(5,139)	—	—	(5,139)
TOTAL OTHER FINANCIAL INSTRUMENTS	$74,208	$—	$—	$74,208

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $49,163,988 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate